Annual Fund Operating Expenses (Vanguard California Intermediate-Term Tax-Exempt Fund Retail)	Vanguard California Intermediate-Term Tax-Exempt F Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Vanguard California Intermediate-Term Tax-Exempt F Vanguard California Intermediate-Term Tax-Exempt Fund - Admiral Shares 12/1/2013 - 11/30/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.17%	0.10%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.20%	0.12%